Document And Entity Information - USD ($)	12 Months Ended
	Jun. 30, 2021	Sep. 24, 2021	Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	KENTUCKY FIRST FEDERAL BANCORP
Trading Symbol	KFFB
Document Type	10-K
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		8,222,046
Entity Public Float			$ 19,100,000
Amendment Flag	false
Entity Central Index Key	0001297341
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
City Area Code	(502)
Document Annual Report	true
Document Transition Report	false
Entity Address, Address Line One	655 Main Street
Entity Address, City or Town	Hazard
Entity Address, Postal Zip Code	41702
Entity Address, State or Province	KY
Entity File Number	0-51176
Entity Incorporation, State or Country Code	X1
Entity Interactive Data Current	Yes
Entity Tax Identification Number	61-1484858
Local Phone Number	223-1638
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, $0.01 par value per share